Property and Equipment	12 Months Ended
Jan. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

(2) Property and equipment

Property and equipment consists of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Furniture, fixtures, and equipment	$45,770	$33,100
Leasehold improvements	6,336	5,285
Automobiles	1,223	997

	53,329	39,382
Less accumulated depreciation	(19,403)	(11,447)

	$33,926	$27,935

Depreciation and amortization expense of property and equipment was $8.1 million for the fiscal years ended January 31, 2015 and February 1, 2014, of which $6.7 million and $7.0 million, respectively, is included in depreciation and amortization on the consolidated statements of income. The remainder, as it relates to the Company’s distribution centers, is included within cost of sales on the consolidated statements of income.